RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Sep. 20, 2013 EUR (€)	Dec. 31, 2014 Jinko Solar Power Engineering Group Limited [Member]		Dec. 31, 2014 ReneSola Ltd. [Member] CNY	Dec. 31, 2013 ReneSola Ltd. [Member] CNY	Dec. 31, 2014 Jiangxi Desun Energy Co., Ltd. [Member] CNY	Dec. 31, 2013 Jiangxi Desun Energy Co., Ltd. [Member] CNY	Dec. 31, 2014 Subsidiaries of China Development Bank [Member] Jinko Solar Power Engineering Group Limited [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)				17,631,474
Accounts receivable due from Gausu Jintai Electronic Power Company Ltd.("Guasu Jintai", an affiliated company, in which the Group owns 28% equity interests)		174,533,796		266,510,538
Advances to subsidiaries of ReneSola Ltd.		1,183,768
Notes receivable due from Gausu Jintai				42,900,000
Advances of travel and other business expenses to executive directors who are also shareholders	26,351	163,499		216,255
Total		175,881,063		327,258,267
Outstanding amounts due to related parties:
Accounts payable due to a related party	238,296	1,478,529		2,468,361					12,544	2,468,361	1,465,985
Other payables to Desun for leasing of land and buildings		7,577,316		3,261,649
Total		9,055,845		5,730,010
Borrowings due to subsidiaries of China Development Bank		1,356,140,000	[1]	358,000,000	[1]	2,948,489
Accrued interest due to subsidiaries of China Development Bank		2,696,440		788,908
Ownership percentage of Desun, held by our founders and substantial shareholders	73.00%	73.00%
Percentage of ownership, shareholders	28.00%	28.00%
Equity interest							100.00%	[2]					21.00%

[1]	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank.
[2]	JinkoSolar Power, a 55% owned subsidiary of WWG Investment, is the holding company of the Group's solar project business.